Revenues (Details) - Schedule of Revenues From the Sale of Consoles and Disposables - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue	$ 3,229	$ 3,085	$ 4,138
Systems [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,452	1,002	1,560
Disposables [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,503	1,336	1,208
Exclusive distribution agreement [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 274	$ 747	$ 1,370